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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
                                              --------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAIM NON-TRADITIONAL, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

    Richard A. Kayne        Los Angeles, California        10 November, 1999

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           KAIM NON-TRADITIONAL, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              41

Form 13F Information Table Value Total:                       $ 232,758
                                                             (thousands)

List of Other Included Managers:

NONE

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                           KAIM NON-TRADITIONAL, L.P.
                           FORM 13F INFORMATION TABLE

  COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4   COLUMN 5                    COLUMN 6    COLUMN 7           COLUMN 8
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                     TITLE                    VALUE   SHARES or           PUT/    INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP    (X 1000)   PRN AMT   SH/PRN   CALL    DISCRETION   MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Bank of Boston
 Corp                 COM        06605R106      3,470     80,000   SH                            NONE       80,000
Berkshire
 Realty Co Inc        COM         84710102      5,601    466,790   SH                            NONE      466,790
Big Dog
 Holdings             COM         89128102      1,090    195,900   SH                            NONE      195,900
CVB Financial
 Corp                 COM        126600105        435     16,425   SH                            NONE       16,425
Cannondale Corp       COM        137798104      6,738    748,653   SH                            NONE      748,653
Capital
 Automotive
 REIT            COM SH BEN INT  139733109      2,359    190,600   SH                            NONE      190,600
Center Trust
 Inc.                 COM        151845AA2        291     26,200   SH                            NONE       26,200
Day Runner Inc        COM        239545106     10,877  1,298,783   SH                            NONE    1,298,783
Foremost Corp
 of America           COM        345469100     65,064  2,710,983   SH                            NONE    2,710,983
Glacier Water
 Services             COM        376395109     18,623  1,111,846   SH                            NONE    1,111,846
Guarantee Life
 Companies, Inc       COM        400740106      3,608    118,050   SH                            NONE      118,050
KTI Inc New         COM NEW      482689205        219     28,000   SH                            NONE       28,000
Kushner Locke
 Co                 COM NEW      501337406         75     15,000   SH                            NONE       15,000
Level 3
 Communications
 Inc                  COM        52729N100        261      5,000   SH                            NONE        5,000
Meridian
 Resource Corp        COM        58977Q109     12,876  2,710,727   SH                            NONE    2,710,727
Mexico Fund Inc       COM        592835102        555     40,000   SH                            NONE       40,000
Navigators
 Group Inc            COM        638904102      3,243    242,439   SH                            NONE      242,439
Offshore
 Logistics Inc        COM        676255102        206     20,000   SH                            NONE       20,000
Plains All
 American
 Pipeline L.P.   UNIT LTD PARTN  726503105     11,585    643,625   SH                            NONE      643,625
Plains
 Resources
 Incorporated    COM PAR $0.10   726540503     52,428  2,933,010   SH                            NONE    2,933,010
Pool Energy
 Services Co          COM        732788104      1,364     55,400   SH                            NONE       55,400
Schlumberger
 Ltd                  COM        806857108        623     10,000   SH                            NONE       10,000
Smart Modular
 Technologies
 Inc.                 COM        831690102      1,686     49,500   SH                            NONE       49,500
Softnet Systems
 Inc                  COM        833964109        244     10,000   SH                            NONE       10,000
TAM Restaurants
 Inc.                 COM        874835101        552    420,582   SH                            NONE      420,582
TC Pipelines LP
 Unit Com Ltd
 Prtrshp Int     UT COM LTD PRT  87233Q108      2,483    138,900   SH                            NONE      138,900
Telefonos De
 Mexico S A      SPON ADR ORD L  879403780        356      5,000   SH                            NONE        5,000
Right Start Inc     COM NEW      766574206     18,273  2,044,445   SH                            NONE    2,044,445
Ugly Duckling
 Corp                 COM        903512101      1,652    231,800   SH                            NONE      231,800
Unilab Corp New     COM NEW      904763109        694    122,000   SH                            NONE      122,000
Vastar
 Resources            COM        922380100        626     10,000   SH                            NONE       10,000
XCL Ltd Del           COM        983701103        255    453,439   SH                            NONE      453,439
Putnam Master
 Inter Income
 Tr              COM SH BEN INT  746909100        516  75,000.00   SH                            NONE    75,000.00
Templeton
 Global Income
 Fund Inc          SH BEN INT    879929107        601  91,600.00   SH                            NONE    91,600.00